EQUITY - Changes in treasury stocks (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 30, 2025	Jul. 31, 2025	Apr. 28, 2025	Jan. 20, 2025	Nov. 05, 2024
Value of shares
Balance at beginning of year	R$ 58,173,786	R$ 49,238,863	R$ 46,298,193
Balance at end of year	R$ 53,798,489	R$ 58,173,786	R$ 49,238,863
Common shares
Number of shares
Balance at beginning of the year	718,863,819	600,526,442
Cancellation of treasury stocks	2,174,211	674,900
Capital increase with share bonus		120,105,288	28,596,497
Balance at end of year	717,363,819	718,863,819	600,526,442
Common shares | Share Buyback Program
Number of shares
Share buyback program	1,500,000
Preferred shares
Number of shares
Balance at beginning of the year	1,322,429,662	1,148,995,967
Cancellation of treasury stocks	75,751,400	29,000,000
Capital increase with share bonus		231,308,122	55,073,363
Balance at end of year	1,257,780,072	1,322,429,662	1,148,995,967
Preferred shares | Share Buyback Program
Number of shares
Share buyback program	63,000,000
Treasury stock
Value of shares
Balance at beginning of year	R$ (734,278)	R$ (150,182)	R$ (179,995)
Balance at end of year	R$ (520,067)	R$ (734,278)	R$ (150,182)
Treasury stock | Common shares
Number of shares
Balance at beginning of the year	1,093,011	0
Exercise of long-term incentive plan
Cancellation of treasury stocks	(2,174,211)	(674,900)						(674,900)
Balance at end of year	418,800	1,093,011	0
Value of shares
Balance at beginning of year	R$ 20,214	R$ 0
Exercise of long-term incentive plan
Cancellation of treasury stocks	(36,730)	(11,227)
Balance at end of year	R$ 6,960	R$ 20,214	R$ 0
Treasury stock | Common shares | Share Buyback Program
Number of shares
Share buyback program	1,767,911
Cancellation of treasury stocks				(283,900)	(279,700)	(517,600)	(1,093,011)
Treasury stock | Common shares | Approved On July 31, 2024
Number of shares
Share buyback program		1,767,911
Value of shares
Share buyback program		R$ 31,441
Treasury stock | Common shares | Approved On January 20, 2025
Number of shares
Share buyback program	1,500,000
Value of shares
Share buyback program	R$ 23,476
Treasury stock | Preferred shares
Number of shares
Balance at beginning of the year	36,419,068	7,544,641	9,836,850
Exercise of long-term incentive plan	(5,194,110)	4,946,961	2,674,136
Cancellation of treasury stocks	(75,751,400)	(29,000,000)						(29,000,000)
Capital increase with share bonus		1,665,088	381,927
Balance at end of year	25,317,258	36,419,068	7,544,641
Value of shares
Balance at beginning of year	R$ 714,064	R$ 150,182	R$ 179,995
Exercise of long-term incentive plan	(53,278)	(62,005)	(29,813)
Cancellation of treasury stocks	(1,293,517)	(537,398)
Balance at end of year	R$ 513,107	R$ 714,064	R$ 150,182
Treasury stock | Preferred shares | Share Buyback Program
Number of shares
Share buyback program	68,000,000
Cancellation of treasury stocks				(12,650,000)	(14,101,400)	(24,000,000)	(25,000,000)
Treasury stock | Preferred shares | Approved On July 31, 2024
Number of shares
Share buyback program	6,843,700	61,156,300
Value of shares
Share buyback program	R$ 121,110	R$ 1,163,285
Treasury stock | Preferred shares | Approved On January 20, 2025
Number of shares
Share buyback program	63,000,000
Value of shares
Share buyback program	R$ 1,024,728